Stock-based compensation - Restricted share unit plan (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Performance restricted share units (PSUs)
Number of units
Beginning balance (in shares)	426,569	492,557
Granted (in shares)	116,775	112,079
Vested (in shares)	(111,630)	(178,067)
Ending balance (in shares)	431,714	426,569
Weighted-average exercise price $ per share
Outstanding, beginning of period (CAD per unit)	$ 12.06	$ 8.86
Granted, Weighted average exercise price (CAD per unit)	15.55	20.04
Vested, Weighted average exercise price (CAD per unit)	14.13	8.24
Outstanding, end of period (CAD per unit)	$ 12.47	$ 12.06
Vested (in shares)	111,630	178,067
Liability classified restricted share unit plan | Restricted share units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period for recognition in years following grant	2 years
Award vesting period	3 years
Restricted share unit plan | Restricted share units (RSUs)
Number of units
Beginning balance (in shares)	553,411	641,471
Granted (in shares)	167,631	144,383
Vested (in shares)	(169,689)	(220,116)
Forfeited (in shares)	(15,455)	(12,327)
Ending balance (in shares)	535,898	553,411
Weighted-average exercise price $ per share
Outstanding, beginning of period (CAD per unit)	$ 13.55	$ 10.34
Granted, Weighted average exercise price (CAD per unit)	15.55	19.97
Vested, Weighted average exercise price (CAD per unit)	14.13	8.44
Forfeited, Weighted average exercise price (CAD per unit)	13.41	13.01
Outstanding, end of period (CAD per unit)	$ 14.44	$ 13.55
Total unrecognized compensation costs related to non-vested non-option share-based payment arrangements	$ 3,479	$ 4,339
Period for award recognition	1 year 3 months 18 days	1 year 4 months 24 days
Vested (in shares)	169,689	220,116
Restricted share unit plan | Performance restricted share units (PSUs)
Number of units
Vested (in shares)	(111,630)	(178,067)
Weighted-average exercise price $ per share
Total unrecognized compensation costs related to non-vested non-option share-based payment arrangements	$ 3,251	$ 3,702
Period for award recognition	1 year 3 months 18 days	1 year 6 months
Vested (in shares)	111,630	178,067